CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 48,204,096	$ 123,378,034
Restricted cash	6,149,118	4,270,695
Accounts receivable, net of allowance of $111,848,582 and $103,977,555 as of December 31, 2022 and 2023, respectively	1,717,150	3,407,877
Contract assets, net of allowance of $ nil and nil as of December 31, 2022 and 2023, respectively	0	0
Customer deposits, net of allowance of $3,878,996 and $3,206,238 as of December 31, 2022 and 2023, respectively	60,075	3,860,127
Prepaid expenses and other current assets, net of allowance of $555,963 and $363,880 as of December 31, 2022 and 2023, respectively	4,411,773	6,110,770
Amounts due from related parties, net of allowance of $743 and $12,995,675 as of December 31, 2022 and 2023, respectively	$ 18,880,597	$ 2,475,800
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related parties	Related parties
Total current assets	$ 79,422,809	$ 143,503,303
Property and equipment, net	9,931,956	14,204,363
Intangible assets, net	1,790,070	12,458,175
Right-of-use assets	9,943,411	18,943,473
Deferred tax assets, net		25,457,487
Other non-current assets, net of allowance of $120,130 and $106,660 as of December 31, 2022 and 2023, respectively	1,102,985	1,544,658
TOTAL ASSETS	102,191,231	216,111,459
Current liabilities:
Short-term borrowings (including short-term borrowings of the consolidated VIEs without recourse to Leju of nil and nil as of December 31, 2022 and 2023 respectively)		717,915
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Leju of $653,700 and $36,210 as of December 31, 2022 and 2023, respectively)	36,210	653,700
Accrued payroll and welfare expenses (including accrued payroll and welfare expenses of the consolidated VIEs without recourse to Leju of $10,717,186 and $5,244,295 as of December 31, 2022 and 2023, respectively)	6,875,651	12,728,091
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Leju of nil and nil as of December 31, 2022 and 2023, respectively)		25,202,771
Other tax payable (including other tax payable of the consolidated VIEs without recourse to Leju of $8,684,712 and $6,654,473 as of December 31, 2022 and 2023, respectively)	7,129,280	9,695,893
Advances from customers (including advance from customers of the consolidated VIEs without recourse to Leju of $43,096,996 and $39,858,256 as of December 31, 2022 and 2023, respectively)	39,924,941	43,100,136
Lease liabilities, current (including lease liabilities, current of the consolidated VIEs without recourse to Leju of $5,013,721 and $3,026,771 as of December 31, 2022 and 2023, respectively)	3,026,771	5,037,796
Accrued marketing and advertising expenses (including accrued marketing and advertising expenses of the consolidated VIEs without recourse to Leju of $29,533,704 and $27,027,664 as of December 31, 2022 and 2023, respectively)	27,437,583	29,988,108
Total current liabilities	94,683,006	144,193,896
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to Leju of $435,848 and $383,124 as of December 31, 2022 and 2023, respectively)	824,771	3,517,837
Lease liabilities, non-current (including lease liabilities, non-current of the consolidated VIEs without recourse to Leju of $15,400,328 and $7,979,349 as of December 31, 2022 and 2023, respectively)	7,979,349	15,439,595
Total liabilities	103,487,126	163,151,328
Commitments and contingencies (Note 14)
Shareholders' Equity (Deficit):
Ordinary shares ($0.001 par value): 1,000,000,000 shares authorized, 137,172,601 and 137,839,249 shares issued and outstanding, as of December 31, 2022 and 2023, respectively	137,839	137,173
Additional paid-in capital	805,105,876	803,300,763
Treasury stock: nil and 52,334 shares as of December 31, 2022 and 2023, respectively	(60,930)
Accumulated deficit	(794,536,455)	(738,602,296)
Accumulated other comprehensive loss	(11,819,819)	(11,601,054)
Total Leju Holdings Limited Shareholders' Equity (Deficit)	(1,173,489)	53,234,586
Non-controlling interests	(122,406)	(274,455)
Total equity (deficit)	(1,295,895)	52,960,131
TOTAL LIABILITIES AND EQUITY (DEFICIT)	102,191,231	216,111,459
Nonrelated Parties
Current liabilities:
Other current liabilities	8,756,053	12,264,895
Related parties
Current liabilities:
Other current liabilities	$ 1,496,517	$ 4,804,591